Exempt Party-In-Interest Transactions - Additional Information (Detail) - EBP 001 [Member] - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee Benefit Plan Administrative Fee Paid	$ 636,000
EBP, Investment, Number of Shares	8,430	9,070
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 403,245,800	$ 384,904,000
Employee Benefit Plan Related Dividend Income	$ 23,413,000